Capital and Reserves	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Capital and Reserves
14.
Capital and Reserves

Share capital and share premium

As of June 30, 2024 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 0.12 nominal value each	194,050,400	23,293
Class B shares of euro 1.20 nominal value each	18,500,793	22,201
Class C shares of euro 1.08 nominal value each	4,770,000	5,152
Total	217,321,193	50,646

All the shares issued were fully paid as of the date of the capital increases. Wallbox’s Class A Shares, Class B Shares and Conversion Shares (“Class C Shares”) provide their holders with same economic rights; however, Class B Shares provide holders with ten (10) votes per share, Class C Shares provide holders with nine (9) votes per share and Class A Shares provide holders with one (1) vote per share.

Wallbox’s Class A Shares began trading on the NYSE under the “WBX” symbol on October 4, 2021.

As of June 30, 2024 and December 31, 2023, authorized share capital was as follows:

June 30, 2024	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	404,770,000	0.12	48,572
Class B Shares	45,230,000	1.20	54,276
Conversion shares	4,770,002	1.08	5,152
Total	454,770,002		108,000

December 31, 2023	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	401,020,000	0.12	48,122
Class B Shares	48,980,000	1.20	58,776
Conversion shares	1,020,002	1.08	1,102
Total	451,020,002		108,000

During the six months ended June 30, 2024, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2023	211,161,261		50,352	481,615
January 2024: Stock option plan execution (MSOP/Warrants) (Class A shares)	219,240	0.12	26	151
February 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	234,625	0.12	28	923
March 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	622,615	0.12	75	1,312
March 2024: Change Cass B shares into Class A shares and Class C shares	3,750,000	—	—	—
April 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	684,537	0.12	82	4,816
May 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	100,708	0.12	12	400
June 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	548,207	0.12	66	657
Other movements	—	—	5	(276)
At June 30, 2024	217,321,193		50,646	489,598

The capital increases that have taken place during the six months ended June 30, 2024 correspond mainly to the stock plans execution (see Note 19) and the warrants execution (see Note 11).

Additionally, during the six months ended June 30, 2024, the Company has exchanged 3,750,000 Class B ordinary shares with a nominal value of Euro 1.20 per share (“Class B Shares”) for 3,750,000 Class A Shares with a nominal value of Euro 0.12 per share and 3,750,000 Class C Shares with a nominal value of Euro 1.08 per share.

Nature and purpose of reserves

Accumulated deficit

As of June 30, 2024, consolidated accumulated deficit amounts to Euros 478,429 thousand, as compared to Euros 420,195 as of December 31, 2023.

A free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As of June 30, 2024, the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 71,791 thousand, as compared to Euros 66,408 thousand as of December 31, 2023, as further detailed in Note 10.

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations, as well as the effective portion of any foreign currency differences arising from hedges of a net investment in a foreign operation. This legal reserve is not freely distributable. This reserve amounts to Euros 9,741 thousand as of June 30, 2024, as compared to Euros 5,868 thousand as of December 31, 2023.

Other equity components:

Share-based payments

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve was Euros 24,939 thousand as of June 30, 2024, as compared to Euros 31,223 thousand as of December 31, 2023. Refer to Note 19 for further details of these plans.

Equity-settled earn-out

In addition, this caption includes Euros 1,079 thousand corresponding to the amount to be paid in shares for to the acquisition of Ares (2022: Euros 921 thousand).

Measurement adjustments to financial assets through OCI

Investments in hedge funds referred to in Note 11 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income.